Related undertakings (Tables)	12 Months Ended
Oct. 31, 2019
Related undertakings [Abstract]
Details of Subsidiaries
All undertakings in which the Group has an equity interest of greater than 50% are considered as subsidiary undertakings for the purpose of this note:

	Company name	Country of incorporation	Class(es) of shares held[1,2]	Principal activities	Key to Registered office address
	Subsidiaries
1	Attachmate Australasia Pty Limited	Australia	Ordinary Shares AU$1.00	Sale and support of software	1
2	Attachmate Group Australia Pty Limited	Australia	Ordinary Shares	Sale and support of software	1
3	Autonomy Australia Pty Limited	Australia	Ordinary Shares AU$1.00	Sale and support of software	1
4	Autonomy Systems Australia Pty Limited	Australia	Ordinary Shares AU$1.00	Sale and support of software	1
5	Borland Australia Pty Limited	Australia	Ordinary Shares AU$1.00	Sale and support of software	1
6	Entco Australia Pty Limited	Australia	Ordinary Shares AU$1.00	Sale and support of software	1
7	Micro Focus Australia Pty Ltd (formerly Entcorp Australia Pty Limited)	Australia	Ordinary Shares AU$1.00	Sale and support of software	1
8	Micro Focus Pty Limited	Australia	Ordinary Shares AU$1.00	Sale and support of software	1
9	Serena Software Pty Limited	Australia	Ordinary Shares AU$1.00	Sale and support of software	1
10	Borland Entwicklung GmbH	Austria	Registered capital	Development of software	2
11	Autonomy Belgium BVBA	Belgium	Ordinary Shares	Sale and support of software	3
12	Micro Focus Belgium BV (formerly Entco Belgium BVBA)	Belgium	Ordinary Shares	Sale and support of software	3
13	Micro Focus Srl (formerly Micro Focus SPRL)	Belgium	Ordinary Shares	Sale and support of software	4
14	Borland Latin America Ltda	Brazil	Quota RS$1.00	Sale and support of software	5
15	Cambridge Technology Partners do Brasil s.c. Ltda	Brazil	Quota RS$1.00	Dormant	5
16	Micro Focus Brasil Serviços de Tecnologia Ltda (formerly Entco Brasil Serviços de Tecnologia Ltda)	Brazil	Quota RS$1.00	Sale and support of software	5
17	Micro Focus Programmeação de Computadores Ltda	Brazil	Quota RS$1.00	Sale and support of software	5
18	Peregrinne Systems do Brasil Limitada	Brazil	Quota RS$1.00	Sale and support of software	6
19	Serena Software Do Brasil Ltda	Brazil	Quota RS$1.00	Sale and support of software	7

	Company name	Country of incorporation	Class(es) of shares held[1,2]	Principal activities	Key to Registered office address
	Subsidiaries
20	Verity Worldwide Limited	British Virgin Islands	Ordinary Shares US$50,000.00	Sale and support of software	8
21	Micro Focus APM Solutions Limited (EOOD)	Bulgaria	Ordinary Shares BGN1,000.00	Development of software	9
22	Micro Focus Bulgaria EOOD (formerly Entco Bulgaria EOOD)	Bulgaria	Ordinary Shares BGN1.00	Sale and support of software	10
23	Autonomy Systems (Canada) Limited	Canada	Class A Common Stock	Sale and support of software	11
24	Borland Canada Software ULC	Canada	Common Shares	Dormant	12
25	Entcorp Canada, Inc.	Canada	Common Stock	Sale and support of software	13
26	GWAVA ULC (formerly GWAVA Inc.)	Canada	Common Stock	Holding Company	12
27	Interset Software Inc.	Canada	Class A Preferred Shares Class B Preferred Shares Class B-1 Preferred Shares Class B-2 Preferred Shares Common Shares	Sale and support of software	14
28	Micro Focus (Canada) ULC	Canada	Common Shares	Development, sale and support of software	12
29	Micro Focus Acquisition ULC	Canada	Common Shares	Holding Company	15
30	Micro Focus Software (Canada), ULC	Canada	Common Shares	Sale and support of software	16
31	Micro Focus Software Solutions Canada Co. / Solutions Logiciels Micro Focus Canada Cie. (formerly Entco Software Canada Co. Logiciels Entco Canada Cie)	Canada	Common Shares	Sale and support of software	17
32	NetManage Canada ULC	Canada	Common Shares	Dormant	12
33	Entco Bellatrix HoldCo	Cayman Islands	Ordinary Shares US$1.00	Sale and support of software	18
34	Entco Capital Co	Cayman Islands	Ordinary Shares US$1.00	Sale and support of software	18
35	Entco Investment Co	Cayman Islands	Ordinary Shares US$1.00	Sale and support of software	18

	Company name	Country of incorporation	Class(es) of shares held[1,2]	Principal activities	Key to Registered office address
	Subsidiaries
36	Micro Focus International Limited	Cayman Islands	Class A Ordinary Shares US$0.00001 Class B Ordinary Shares US$0.00001 Class C Ordinary Shares US$0.00001 Class L Ordinary Shares US$0.00001	Dormant	18
37	Micro Focus IP Limited	Cayman Islands	Class A Ordinary Shares €0.01 Class B Preferred Redeemable Shares €0.01	Holding Company	18
38	Entco Marigalante Limited	Cayman Islands	Ordinary Shares US$1.00	Sale and support of software	18
39	Autonomy Systems (Beijing) Limited Company	China	Registered Capital	Sale and support of software	19
40	Borland Software Corporation Beijing Representative Office	China	Branch	In liquidation	104
41	Shanghai Entco Software Technology Co., Limited	China	Registered Capital	Sale and support of software	20
42	Shanghai Entco Software Technology Co., Limited, Beijing Branch	China	Branch	Sale and support of software	21
43	Shanghai Entco Software Technology Co., Limited, Chongqing Branch	China	Branch	Sale and support of software	22
44	Shanghai Entco Software Technology Co., Limited, Shenzhen Branch	China	Branch	Sale and support of software	23
45	Singapore Micro Focus Pte Ltd Shanghai Representative Office	China	Branch	Sale and support of software	24
46	UK Micro Focus Limited Beijing Representative Office	China	Branch	Sale and support of software	25
47	Micro Focus CentroAmerica CAC Limiteda (formerly Entco CentroAmerica CAC Limitada)	Costa Rica	Quota CRC1,000.00	Sale and support of software	26
48	Micro Focus Costa Rica Limiteda (formerly Entco Costa Rica Limitada)	Costa Rica	Quota CRC1,000.00	Sale and support of software	26
49	NetIQ Software International Limited	Cyprus	Ordinary Shares of C£1.00	Dormant	103
50	Micro Focus Czechia s.r.o (formerly Entco Czechia, s.r.o.)	Czech Republic	Registered Capital	Sale and support of software	27
51	NOVL Czech s.r.o.	Czech Republic	Registered Capital	Dormant	28

	Company name	Country of incorporation	Class(es) of shares held[1,2]	Principal activities	Key to Registered office address
	Subsidiaries
52	Micro Focus Denmark, filial af Micro Focus AS, Norge (Branch)	Denmark	Branch	Sale and support of software	29
53	Micro Focus Software Denmark ApS (formerly Entco Denmark ApS)	Denmark	Ordinary Shares DKK1.00	Sale and support of software	29
54	Attachmate Middle East LLC	Egypt	Cash Shares LE100.00	In liquidation	105
55	Micro Focus AS, Filial i Finland (Branch)	Finland	Branch	Sale and support of software	30
56	Attachmate Group France SARL	France	Ordinary Shares €16.00	Sale and support of software	31
57	Borland (France) Sarl	France	Ordinary Shares €15.25	Sale and support of software	31
58	Cobol-IT, SAS	France	Ordinary Shares €1.00	Sale and support of software	31
59	Micro Focus France SAS (formerly Entco France SAS)	France	Ordinary Shares €1.00	Sale and support of software	32
60	Micro Focus SAS	France	Ordinary Shares €10.00	Sale and support of software	31
61	Attachmate Group Germany GmbH	Germany	Ordinary Shares €191,000.00	Sale and support of software	33
62	Borland GmbH	Germany	Ordinary Shares €49,500.00 Ordinary Shares €450,000.00 Ordinary Shares €100,000.00 Ordinary Shares €500.00	Dormant	33
63	GWAVA EMEA GmbH	Germany	Registered Capital	Sale and support of software	34
64	Micro Focus Deutschland GmbH (formerly Entco Deutschland GmbH)	Germany	Registered Capital	Sale and support of software	35
65	Micro Focus GmbH	Germany	Registered Capital	Sale and support of software	33
66	Novell Holdings Deutschland GmbH	Germany	Registered Capital	Holding Company	36
67	Serena Software GmbH	Germany	Registered Capital	Sale and support of software	37
68	Attachmate (Hong Kong) Limited	Hong Kong	Ordinary Shares HK$1.00	Dormant	38
69	Borland (H.K.) Limited	Hong Kong	Ordinary Shares HK$1.00	Dormant	38
70	EntCorp Hong Kong Limited	Hong Kong	Ordinary Shares HK$1.00	Sale and support of software	39

	Company name	Country of incorporation	Class(es) of shares held[1,2]	Principal activities	Key to Registered office address
	Subsidiaries
71	Micro Focus Limited Hong Kong (Branch)	Hong Kong	Branch	Sale and support of software	38
72	Micro Focus Software HK Limited (formerly Attachmate Group Hong Kong Limited)	Hong Kong	Ordinary Shares HK$10.00	Sale and support of software	38
73	NetIQ Asia Ltd.	Hong Kong	Ordinary Shares HK$1.00	Dormant	38
74	Autonomy Software Asia Private Limited	India	Equity Shares INR10.00	Sale and support of software	40
75	Borland Software India Private Limited	India	Equity Shares INR10.00	Dormant	41
76	Entco IT Services Private Limited	India	Equity Shares INR10.00	Sale and support of software	42
77	Interwoven, Inc., India Branch	India	Branch	Sale and support of software	43
78	Micro Focus India Private Limited	India	Equity Shares INR10.00	Support of software	41
79	Micro Focus Software India Private Limited	India	Equity Shares INR10.00	Development, sale and support of software	41
80	Micro Focus Software Solutions Private Limited (formerly Entco Software India Private Limited)	India	Equity Shares INR10.00	Sale and support of software	44
81	Novell India Private Ltd.	India	Equity Shares INR10.00	Dormant	45
82	Relativity Technologies Private Limited	India	Equity Shares INR10.00	Sale and support of software	41
83	Attachmate Ireland Limited	Ireland	Ordinary Shares €1.27	Sale and support of software	46
84	Entsoft Holding Ireland Unlimited Company	Ireland	Ordinary Shares US$1.00	Holding Company	46
85	Micro Focus (IP) Ireland Limited	Ireland	Ordinary Shares US$1.00	Dormant	47
86	Micro Focus (Ireland 1) Limited (formerly SUSE Linux Holdings Limited)	Ireland	Ordinary Shares US$1.00	Holding Company	47
87	Micro Focus (Ireland 2) Limited (formerly SUSE Linux Ireland Limited)	Ireland	Ordinary Shares US$1.00	Dormant	47
88	Micro Focus Finance Ireland Limited	Ireland	Ordinary Shares US$1.00	Holding Company	48
89	Micro Focus Galway Limited (formerly Entsoft Galway Limited	Ireland	Ordinary Shares €1.00	Sale and support of software	46
90	Micro Focus Group Holdings Unlimited Company	Ireland	Ordinary Shares €1.00	Holding Company	47
91	Micro Focus International Holdings Limited	Ireland	Ordinary Shares €1.00	Holding Company	47

	Company name	Country of incorporation	Class(es) of shares held[1,2]	Principal activities	Key to Registered office address
	Subsidiaries
92	Micro Focus Ireland Limited	Ireland	Ordinary Shares €1.00	Development, sale and support of software	47
93	Micro Focus Software (Ireland) Limited	Ireland	Ordinary Shares €1.25 Ordinary Shares US$1.00	Development, sale and support of software	48
94	Micro Focus Software Solutions Ireland Limited (formerly Entsoft Ireland Limited)	Ireland	Ordinary Shares €1.00	Sale and support of software	46
95	NetIQ Europe Limited	Ireland	Ordinary Shares €1.00	Sale and support of software	46
96	NetIQ Ireland Limited	Ireland	Ordinary Shares €1.00	Holding Company	47
97	Novell Cayman Software International Unlimited Company	Ireland	Ordinary Shares US$1.00	Holding Company	47
98	Novell Cayman Software Unlimited Company	Ireland	Ordinary Shares US$1.00	Holding Company	47
99	Novell Ireland Real Estate Unlimited Company	Ireland	Ordinary Shares €1.25 A Ordinary Shares €1.25	Holding Company	47
100	Novell Software International Limited	Ireland	Ordinary Shares US$1.00	Holding Company	47
101	Micro Focus Interactive Israel Ltd (formerly Entco Interactive (Israel) Limited)	Israel	Ordinary Shares of NIS1.00	Sale and support of software	49
102	Micro Focus Israel Limited	Israel	Ordinary Shares NIS1.00	Development and support of software	50
103	Micro Focus Software Israel Ltd (formerly Entcorp Software Israel Limited)	Israel	Ordinary Shares NIS1.00	Sale and support of software	49
104	N.Y. NetManage (Yerushalayim) Ltd	Israel	Ordinary Shares NIS1.00	Dormant	51
105	Novell Israel Software International Limited	Israel	Ordinary Shares NIS1.00	In liquidation	106
106	Enterprise Corp Italiana S.r.l.	Italy	Registered Capital	Sale and support of software	52
107	Micro Focus Italiana S.r.l. (formerly Entco Italiana Srl	Italy	Registered Capital	Sale and support of software	53
108	Micro Focus Srl	Italy	Registered Capital	Sale and support of software	53
109	Serena Software Europe Limited - Italy Branch	Italy	Branch	Sale and support of software	53
110	Verity Italia S.r.l.	Italy	Registered Capital	Sale and support of software	54
111	Entcorp Japan K.K.	Japan	Ordinary Shares	Sale and support of software	55
112	Micro Focus Enterprise Ltd	Japan	Ordinary Shares	Sale and support of software	56
113	Micro Focus LLC (formerly Micro Focus KK)	Japan	Interest in capital	Sale and support of software	56

	Company name	Country of incorporation	Class(es) of shares held[1,2]	Principal activities	Key to Registered office address
	Subsidiaries
114	Novell Japan, Ltd	Japan	Common Stock	Sale and support of software	56
115	Serena Software Japan LLC (formerly Serena Software Japan KK)	Japan	Interest in Capital	Sale and support of software	56
116	Micro Focus Korea Limited	South Korea	Units KRW5000	Sale and support of software	57
117	Serena Software Europe Limited - Korea Branch	South Korea	Branch	Sale and support of software	58
118	Micro Focus Finance S.à r.l.	Luxembourg	Ordinary Shares US$1.00	In liquidation	59
119	Micro Focus Luxembourg S.à r.l. (formerly Entco Luxembourg Sarl)	Luxembourg	Ordinary Shares	Sale and support of software	59
120	Minerva Finance S.à r.l.	Luxembourg	Ordinary Shares US$1.00	In liquidation	59
121	Verity Luxembourg S.à r.l.	Luxembourg	Ordinary Shares €25.00	Sale and support of software	60
122	Micro Focus Malaysia Sdn. Bhd. (formerly Entco Software Malaysia Sdn. Bhd.)	Malaysia	Ordinary Shares RM1,000.00	Sale and support of software	61
123	Novell Corporation (Malaysia) Sdn. Bhd.	Malaysia	Ordinary Shares RM1.00	Sale and support of software	62
124	Micro Focus International Mexico, S. de R.L. de C.V. (formerly Entco México, S. de R.L. de C.V. )	Mexico	Equity Interest Quota MXN1.00	Sale and support of software	63
125	Micro Focus Limited Mexico (Branch)	Mexico	Branch	Sale and support of software	64
126	Micro Focus Software Mexico, S. De R.L. De C.V. (formerly Entco Software México, S. de R.L. de C.V.)	Mexico	Equity Interest Quota MXN1.00	Sale and support of software	63
127	Micro Focus Software Solutions Mexico, S. de R.L. de C.V. (formerly Entcorp Software México, S. de R.L. de C.V.)	Mexico	Equity Interest Quota MXN1.00	Sale and support of software	63
128	Attachmate Group Netherlands B.V.	Netherlands	Ordinary Shares €100.00	Sale and support of software	65
129	Authasas Advanced Authentication B.V.	Netherlands	Ordinary Shares €1.00	Dormant	65
130	Authasas B.V	Netherlands	Ordinary Shares A €1.00 Ordinary Shares B €1.00	Sale and support of software	65
131	Autonomy HoldCo B.V.	Netherlands	Ordinary Shares US$100.00	Sale and support of software	65
132	Autonomy Netherlands BV	Netherlands	Common Shares €100.00	Sale and support of software	65
133	Borland BV	Netherlands	Ordinary Shares €5.00	Sale and support of software	65
134	Entco Eastern Holding B.V.	Netherlands	Ordinary Shares US$100.00	Holding Company	65
135	Entco Gatriam Holding B.V.	Netherlands	Ordinary Shares US$100.00	Holding Company	65

	Company name	Country of incorporation	Class(es) of shares held[1,2]	Principal activities	Key to Registered office address
	Subsidiaries
136	Entco HoldCo I B.V.	Netherlands	Ordinary Shares US$100.00	Holding Company	65
137	Entco HoldCo II B.V.	Netherlands	Ordinary Shares US$100.00	Holding Company	65
138	Entco HoldCo III B.V.	Netherlands	Ordinary Shares US$100.00	Holding Company	65
139	Entco HoldCo IV B.V.	Netherlands	Ordinary Shares US$100.00	Holding Company	65
140	Entco Holding Berlin B.V.	Netherlands	Ordinary Shares US$100.00	Holding Company	65
141	Entco Holding Hague II B.V.	Netherlands	Ordinary Shares US$100.00	Holding Company	65
142	Entco Sinope Holding B.V.	Netherlands	Ordinary Shares US$100.00	Holding Company	65
143	Entcorp Nederland B.V.	Netherlands	Ordinary Shares €100.00	Sale and support of software	65
144	Micro Focus B.V.	Netherlands	Common Shares €100.00	Sale and support of software	65
145	Micro Focus Caribe Holding B.V. (formerly Entco Caribe B.V.)	Netherlands	Ordinary Shares US$100.00	Sale and support of software	65
146	Micro Focus Eastern Holding II B.V. (formerly Entco Eastern Holding II B.V.)	Netherlands	Ordinary Shares US$100.00	Holding Company	65
147	Micro Focus Enterprise B.V. (formerly Entco Enterprise B.V.)	Netherlands	Ordinary Shares US$100.00	Sale and support of software	65
148	Micro Focus HoldCo B.V. (formerly Entco HoldCo B.V.)	Netherlands	Ordinary Shares US$100.00	Holding Company	65
149	Micro Focus Holding Finance B.V. (formerly Entco Holding Finance B.V.)	Netherlands	Ordinary Shares US$100.00	Holding Company	65
150	Micro Focus Holding Hague B.V. (formerly Entco Holding Hague B.V.)	Netherlands	Ordinary Shares US$100.00	Holding Company	65
151	Micro Focus Holding PR B.V. (formerly Entco Puerto Rico B.V.)	Netherlands	Ordinary Shares US$100.00	Sale and support of software	65
152	Micro Focus International Trade B.V. (formerly Entco International Trade B.V.)	Netherlands	Ordinary Shares US$100.00	Sale and support of software	65
153	Micro Focus Nederland B.V. (formerly Entco Nederland B.V.)	Netherlands	Ordinary Shares US$100.00	Sale and support of software	65
154	Verity Benelux B.V.	Netherlands	Common Shares of €500.00	Sale and support of software	65
155	Micro Focus Software (New Zealand) Unlimited	New Zealand	Ordinary Shares	Sale and support of software	66
156	Micro Focus AS	Norway	Ordinary Shares NOK1,602.00	Sale and support of software	67

	Company name	Country of incorporation	Class(es) of shares held[1,2]	Principal activities	Key to Registered office address
	Subsidiaries
157	Entcorp Philippines, Inc.	Philippines	Common Stock PHP1.00	Sale and support of software	68
158	Micro Focus Polska sp. z o.o. (formerly Entco Polska sp. z.o.o.)	Poland	Ordinary Shares PLN500.00	Sale and support of software	69
159	Micro Focus S.L. - Sucursal Em Portugal (Branch)	Portugal	Branch	Sale and support of software	70
160	Novell Portugal - Informática Lda	Portugal	Ordinary Shares €14,864.18 Ordinary Shares €99.76	Sale and support of software	71
161	Micro Focus Caribe Holding B.V. LLC Branch (formerly Entco Caribe B.V. LLC )	Puerto Rico	Branch	Sale and support of software	72
162	Micro Focus Holding PR B.V. LLC Branch (formerly Entco Puerto Rico B.V. LLC )	Puerto Rico	Branch	Sale and support of software	73
163	Micro Focus Software Romania SRL (formerly Entco Software Romania SRL)	Romania	Ordinary Shares RON10.00	Sale and support of software	74
164	Limited Liability Company Micro Focus (formerly Limited Liability Company Entco)	Russian Federation	Interest in Capital	Sale and support of software	75
165	Micro Focus LLC	Saudi Arabia	Ordinary Shares SAR50	Sale and support of software	76
166	Autonomy Systems Singapore Pte. Ltd.	Singapore	Ordinary Shares	Sale and support of software	77
167	Borland (Singapore) Pte. Ltd.	Singapore	Ordinary Shares	Sale and support of software	78
168	Entco Software Pte. Ltd.	Singapore	Ordinary Shares	Sale and support of software	77
169	Mercury Interactive (Singapore) Pte Ltd	Singapore	Ordinary Shares	In liquidation	107
170	Micro Focus Pte. Ltd.	Singapore	Ordinary Shares	Sale and support of software	78
171	Micro Focus Software Pte. Ltd.	Singapore	Ordinary Shares	Sale and support of software	77
172	Autonomy Systems Software South Africa Pty Ltd	South Africa	Ordinary Shares ZAR1.00	Sale and support of software	79
173	Micro Focus Software South Africa (Pty) Ltd (formerly Attachmate Group South Africa (Pty) Limited	South Africa	Ordinary Shares ZAR1.00	Sale and support of software	80
174	Micro Focus South Africa (Pty) Ltd	South Africa	Ordinary Shares ZAR1.00	Sale and support of software	80
175	Micro Focus Field Delivery Spain, S.L.U. (formerly Entco Field Delivery Spain, S.L.U.)	Spain	Ordinary Shares €1.00	Sale and support of software	81
176	Micro Focus S.L.U.	Spain	Registered Shares €9.00	Sale and support of software	82
177	Micro Focus Software Spain S.L.U. (formerly Entco Software Spain S.L.U.)	Spain	Ordinary Shares €1.00	Sale and support of software	81

	Company name	Country of incorporation	Class(es) of shares held[1,2]	Principal activities	Key to Registered office address
	Subsidiaries
178	Serena Software SA	Spain	Ordinary Shares €546.92	Sale and support of software	83
179	Micro Focus AS, Norge, filial i Sverige (Branch)	Sweden	Branch	Sale and support of software	84
180	Micro Focus Sverige AB (formerly Entco Sverige AB)	Sweden	Quota SEK1.00	Sale and support of software	84
181	Micro Focus Enterprise B.V., Amstelveen, Versoix Branch	Switzerland	Branch	Sale and support of software	85
182	Micro Focus GmbH	Switzerland	Quotas CHF100.00	Sale and support of software	86
183	Micro Focus International Suisse Sàrl (formerly Entco International Sàrl )	Switzerland	Ordinary Shares CHF1,000.00	Sale and support of software	85
184	Micro Focus Schweiz GmbH (formerly Entco Schweiz GmbH )	Switzerland	Ordinary Shares CHF100.00	Sale and support of software	86
185	Serena Software GmbH- Swiss Branch	Switzerland	Branch	Sale and support of software	87
186	Trilead GmbH	Switzerland	Ordinary Shares CHF100.00	Sale and support of software	88
187	Interwoven, Inc., Taiwan Branch	Taiwan	Branch	Sale and support of software	89
188	Novell (Taiwan) Co., Ltd.	Taiwan	Ordinary Shares NT$10.00	Sale and support of software	90
189	Micro Focus Enterprise Tunisia SARL	Tunisia	Ordinary Shares TND10.00	Sale and support of software	91
190	Micro Focus Teknoloji Çözümleri Limited Şirketi (formerly Entco Turkey Teknoloji Çözümleri Limited Şirketi)	Turkey	Ordinary Shares TRY25.00	Sale and support of software	92
191	Serena Software Ukraine LLC	Ukraine	Interest in Capital	Sale and support of software	93
192	Entco International SARL-Abu Dhabi - Branch	United Arab Emirates	Branch	Sale and support of software	94
193	Entco International SARL-Jebel Ali Free Zone - Branch	United Arab Emirates	Branch	Sale and support of software	95
194	Entco Software Services Middle East FZ-LLC	United Arab Emirates	Ordinary Shares AED1,000.00	Sale and support of software	96
195	Attachmate Sales UK Limited	United Kingdom	Ordinary Shares £1.00	Sale and support of software	97
196	Autonomy Digital Limited	United Kingdom	Ordinary Shares £1.00	In liquidation	108
197	Autonomy Systems Limited	United Kingdom	Ordinary Shares £1.00	Sale and support of software	98
198	Borland (Holding) UK Ltd	United Kingdom	Ordinary Shares £1.00	Dormant	97

	Company name	Country of incorporation	Class(es) of shares held[1,2]	Principal activities	Key to Registered office address
	Subsidiaries
199	Borland (UK) Limited	United Kingdom	Ordinary Shares £1.00	Dormant	97
200	Entcorp Marigalante UK Limited	United Kingdom	Ordinary Shares £1.00	Sale and support of software	98
201	Interwoven UK Limited	United Kingdom	Ordinary Shares £1.00	In liquidation	108
202	Longsand Limited	United Kingdom	Ordinary Shares £1.00	Sale and support of software	98
203	Merant Holdings	United Kingdom	Ordinary Shares £1.00	Holding Company	97
204	Meridio Limited	United Kingdom	Ordinary Shares £1.00	In liquidation	109
205	Micro Focus (IP) Holdings Limited	United Kingdom	Ordinary Shares US$1.00	Dormant	97
206	Micro Focus (IP) Ltd	United Kingdom	Ordinary Shares £1.00	Holding Company	97
207	Micro Focus (US) Holdings	United Kingdom	Ordinary Shares US$1.00	Holding Company	97
208	Micro Focus APM Solutions Limited	United Kingdom	Ordinary Shares £1.00	In liquidation	97
209	Micro Focus CHC Limited	United Kingdom	Ordinary Shares US$0.01 Redeemable Preference Shares US$1.00 C Preference Shares US$1.00	Holding Company	97
210	Micro Focus Foreign HoldCo Ltd (formerly Entco Foreign HoldCo Ltd)	United Kingdom	Ordinary Shares £1.00	Holding Company	98
211	Micro Focus Global Limited (formerly Novell U.K. Limited	United Kingdom	Ordinary Shares £1.00	Sale and support of software	97
212	Micro Focus Group Limited	United Kingdom	Ordinary Shares £1.00	Holding Company	97
213	Micro Focus Holdings Unlimited	United Kingdom	Ordinary Shares £0.01	Holding Company	97
214	Micro Focus Integration Holdings Limited	United Kingdom	Ordinary Shares US$1.00	Holding Company	97
215	Micro Focus Integration Limited	United Kingdom	Ordinary Shares US$1.00	Sale and support of software	97
216	Micro Focus IP Development Limited	United Kingdom	Ordinary Shares US$1.00	Development and support of software	97

	Company name	Country of incorporation	Class(es) of shares held[1,2]	Principal activities	Key to Registered office address
	Subsidiaries
217	Micro Focus Limited	United Kingdom	Ordinary Shares £1.00	Sale and support of software	97
218	Micro Focus MHC Limited	United Kingdom	A Ordinary Shares £0.00001 B Ordinary Shares £0.00001	Holding Company	97
219	Micro Focus Midco Holdings Limited	United Kingdom	Ordinary Shares US$0.01	Holding Company	97
220	Micro Focus Midco Limited	United Kingdom	Ordinary Shares US$0.0001	Holding Company	97
221	Micro Focus Situla Holding Ltd (formerly Entco Situla Holding Ltd)	United Kingdom	Ordinary Shares £1.00	Holding Company	98
222	Micro Focus Software (IP) Holdings Limited	United Kingdom	Ordinary Shares US$0.01 Preferred Shares US$1.00	Holding Company	97
223	Micro Focus Software Holdings Ltd (formerly Novell UK Software Limited)	United Kingdom	Ordinary Shares £1.00	Sale and support of software	97
224	Micro Focus Software UK Ltd (formerly Entcorp UK Ltd )	United Kingdom	Ordinary Shares £1.00	Sale and support of software	98
225	Micro Focus UK Limited	United Kingdom	Ordinary Shares £1.00	Dormant	97
226	NetIQ Limited	United Kingdom	Ordinary Shares £1.00	Dormant	97
227	Ryan McFarland Limited	United Kingdom	Ordinary Shares £1.00	In liquidation	97
228	Serena Holdings	United Kingdom	Ordinary Shares US$1.00	Holding Company	97
229	Serena Software Europe Limited	United Kingdom	Ordinary Shares £1.00	Sale and support of software	97
230	XDB (UK) Limited	United Kingdom	Ordinary Shares £1.00	In liquidation	97
231	ZANTAZ UK Limited	United Kingdom	Ordinary Shares £1.00	In liquidation	108
232	Attachmate Corporation	United States	Common Stock US$0.01	Development and support of software	99
233	Borland Corporation	United States	Common Stock US$0.01	Holding Company	100
234	Borland Software Corporation	United States	Common Stock US$0.01	Development and support of software	100
235	Borland Technology Corporation	United States	Common Stock US$0.01	Dormant	100

	Company name	Country of incorporation	Class(es) of shares held[1,2]	Principal activities	Key to Registered office address
	Subsidiaries
236	Entco Delaware LLC	United States	Interest in Capital	Sale and support of software	100
237	Entco Holdings, Inc.	United States	Common Stock US$0.01	Holding Company	100
238	Entco Technologies, Inc.	United States	Common Stock US$0.001	Sale and support of software	100
239	Entco, LLC	United States	Interest in Capital	Sale and support of software	100
240	GWAVA Technologies Inc	United States	Common Stock of US$1.00	Sale and support of software	100
241	Interset Software - US, Inc.	United States	Common Stock US$0.0001	Sale and support of software	100
242	MA FinanceCo., LLC	United States	Units	Holding Company	100
243	Marcel Holdings LLC	United States	Limited Liability Company Interest US$1.00	Sale and support of software	101
244	Micro Focus (US) Group, Inc	United States	Common Stock US$0.01	Holding Company	100
245	Micro Focus (US) International Holdings, Inc.	United States	Common Stock US$0.01	Holding Company	100
246	Micro Focus (US), Inc.	United States	Common Stock US$0.01	Development and support of software	100
247	Micro Focus Brazil Holdings LLC (formerly Entco Brazil Holdings LLC)	United States	Interest in Capital	Holding Company	100
248	Micro Focus Government Solutions LLC (formerly Entco Government Solutions LLC)	United States	Interest in Capital	Sale and support of software	100
249	Micro Focus LLC (formerly EntIT Software LLC)	United States	Limited Liability Company Interests	Sale and support of software	100
250	Micro Focus Software Inc.	United States	Voting Common Stock US$0.01 Non-voting Common Stock US$0.01	Development and support of software	100
251	MicroLink LLC	United States	Limited Liability Company Interests	Sale and support of software	102
252	NetIQ Corporation	United States	Common Stock US$0.001	Development and support of software	100
253	Novell Holdings, Inc.	United States	Common Stock US$0.01	Holding Company	100

	Company name	Country of incorporation	Class(es) of shares held[1,2]	Principal activities	Key to Registered office address
	Subsidiaries
254	Novell International Holdings, Inc.	United States	Common Stock US$0.01	Holding Company	100
255	Seattle SpinCo, Inc.	United States	Class A Common Stock US$0.01 Class B Common Stock US$0.01	Holding Company	100
256	Serena Software, Inc.	United States	Common Stock US$0.01	Holding Company	100
257	Spartacus Acquisition Holdings Corp	United States	Common Stock US$0.001	Holding Company	100
258	Stratify, Inc.	United States	Common Stock US$0.001	Sale and support of software	100
259	The Attachmate Group, Inc.	United States	Common Stock US$0.001	Holding Company	100
260	Vertica Systems, LLC	United States	Limited Liability Company Interests	Sale and support of software	100

[1] The Group has a 100% equity ownership interest in each of the subsidiary undertakings, with the exception of Novell Japan Ltd, in which it has an 84.24% equity interest (note 32).

[2]. The ultimate parent company is Micro Focus International plc (the “Company”). The Company has a direct interest in Micro Focus Midco Holdings Limited and an indirect interest in all of the other related undertakings. The Company has an effective interest of 100% in all of the related undertakings listed in the table, save as disclosed above.